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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name: Trent Capital Management, Inc.
Address: 3150 North Elm Street
         Suite 204
         Greensboro, NC 27408

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David Labiak
Title: Chief Financial Officer
Phone: (336) 282-9302

Signature, Place, and Date of Signing:


/s/ David Labiak   Greensboro, North Carolina   August 4, 2005
----------------          [City, State]             [Date]
   [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included   None
Managers:

Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: (thousands) $100,862
List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                                          Voting Authority
                          Title of               Value in                      Investment     Other    ----------------------
Name of Issuer              Class      CUSIP     (x$1000)    Shares   SH/PRN   Discretion   Managers    Sole    Shared   None
-----------------------   --------   ---------   --------   -------   ------   ----------   --------   ------   ------   ----
Bed Bath & Beyond            COM     075896100       6811   163,015     SH        Sole                 163015
First Data                   COM     319963104       6748   168,120     SH        Sole                 168120
Dollar General               COM     256669102       6127   300,916     SH        Sole                 300916
Nokia                        COM     654902204       6007   361,006     SH        Sole                 361006
MBNA                         COM     55262L100       5786   221,164     SH        Sole                 221164
Johnson & Johnson            COM     478160104       5073    78,051     SH        Sole                  78051
American Express             COM     025816109       4943    92,868     SH        Sole                  92868
Cardinal Health              COM     14149Y108       4668    81,063     SH        Sole                  81063
Omnicom Group                COM     681919106       4437    55,560     SH        Sole                  55560
Harley-Davidson              COM     412822108       4270    86,090     SH        Sole                  86090
Gannett                      COM     364730101       4144    58,254     SH        Sole                  58254
Berkshire Hathaway           COM     084670207       4100     1,473     SH        Sole                   1473
Pepsico                      COM     713448108       4083    75,705     SH        Sole                  75705
Colgate-Palmolive            COM     194162103       4076    81,660     SH        Sole                  81660
Illinois Tool Works          COM     452308109       3935    49,380     SH        Sole                  49380
3M                           COM     88579Y101       3921    54,230     SH        Sole                  54230
Estee Lauder                 COM     518439104       3899    99,635     SH        Sole                  99635
American Capital             COM     024937104       1421    39,360     SH        Sole                  39360
Liberty Property Trust       COM     531172104       1280    28,883     SH        Sole                  28883
First Industrial Realty      COM     313400301       1244    31,173     SH        Sole                  31173
Highwoods Properties         COM     431284108       1119    37,610     SH        Sole                  37610
Alliance Capital             COM     01855A101       1081    23,130     SH        Sole                  23130
Lloyds TSB Group             COM     539439109       1042    30,615     SH        Sole                  30615
Enterprise Products          COM     293792107       1011    37,735     SH        Sole                  37735
Senior Housing               COM     81721M109        970    51,270     SH        Sole                  51270
Apartment Investment         COM     03748R101        938    22,930     SH        Sole                  22930
Teppco Partners              COM     872384102        835    20,160     SH        Sole                  20160
Kaneb Pipe Line              COM     484169107        803    13,070     SH        Sole                  13070
Hospitality Properties       COM     44106M102        803    18,217     SH        Sole                  18217
Fannie Mae                   COM     313586109        528     9,033     SH        Sole                   9033
W.P. Stewart                 COM     G84922106        519    21,460     SH        Sole                  21460
Progress Energy              COM     743263105        496    10,964     SH        Sole                  10964
Procter & Gamble             COM     742718109        492     9,332     SH        Sole                   9332
PNC Financial                COM     693475105        406     7,452     SH        Sole                   7452
General Elec Co.             COM     369604103        400    11,552     SH        Sole                  11552
Pfizer Inc.                  COM     717081103        381    13,827     SH        Sole                  13827
Regions Financial            COM     7591EP100        361    10,650     SH        Sole                  10650
Boston Properties            COM     101121101        303     4,326     SH        Sole                   4326

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
National City                COM     635405103        285     8,362     SH        Sole                   8362
Prologis Trust               COM     743410102        243     6,045     SH        Sole                   6045
Home Depot                   COM     437076102        239     6,139     SH        Sole                   6139
Archstone Smith              COM      39583109        221     5,730     SH        Sole                   5730
Duke Energy                  COM     264399106        208      6982     SH        Sole
Bank of America              COM      60505104        203      4445     SH        Sole
Pharmanetics                 COM     71713J107          3    12,520     SH        Sole